Share Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	12 Months Ended
		Feb. 19, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 13, 2019	Dec. 02, 2019	Jul. 30, 2019	May 10, 2019	Dec. 14, 2018	Nov. 05, 2018	Jul. 19, 2018	May 23, 2018	Feb. 20, 2018
Disclosure of classes of share capital [Line Items]
Number of shares repurchased for cancellation		2,214,780	36,067,323	36,332,197
Payment for common shares repurchased for cancellation		$ 95
Average cost shares repurchased for cancellation		$ 42.84	$ 52.07	$ 50.97
Dividends paid, ordinary shares	[1]		$ 754	$ 1,273
Dividend Declared Per Share		$ 0.45
Total Estimated Dividends to be Paid		$ 257
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Dividends paid, ordinary shares			$ 0	$ 0
Dividend declared [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Dividend Declared Per Share					$ 0.45		$ 0.45	$ 0.43	$ 0.43	$ 0.43	$ 0.4	$ 0.4	$ 0.4
Share repurchase program [Member]
Disclosure of classes of share capital [Line Items]
Maximum percentage of outstanding common shares to be repurchased						7.00%			8.00%
Period of share repurchase program			1 year
Share repurchase program [Member] | 2019 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [Line Items]
Period of share repurchase program			1 year 6 days
Number of shares repurchased for cancellation			42,164,420
Share repurchase program [Member] | 2018 Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [Line Items]
Period of share repurchase program			1 year 2 days
Number of shares repurchased for cancellation			50,363,686

[1]	All equity transactions were attributable to common shareholders.